Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2018
Directors
Related party transactions key personnel
Schedule summarising annual emolument
	Euros
	2018	2017
Members of the board of directors	90,000	87,500
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	—
Chairman of the audit committee	70,000	50,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	70,000	50,000
Chairman of the responsible banking, sustainability and culture committee	50,000	—
Lead director (*)	110,000	110,000
Non-executive deputy chairman	30,000	30,000

(*)   Mr Bruce Carnegie-Brown, for duties performed as part of the board and board committees, specifically as chairman of the appointments and remuneration committees and as lead director, and for the time and dedication required to perform these duties, has been allocated minimum total annual remuneration of EUR 700,000 since 2015, including the aforementioned annual allowances and attendance fees corresponding to him.

Schedule summarising attendance fees

	Euros
Meeting attendance fees	2018	2017
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
	Thousand of euros
	2018																	2017
	Bylaw-stipulated emoluments								Short-term and deferred (not subject to long-term goals) salaries of
	Annual emolument								executive directors

						Risk	Responsible
						regulation and	banking	Attendance		Variable –
						compliance	sustainability	fees		immediate payment		Deferred variable				Other
		Executive	Audit	Appointments	Remuneration	oversight	and culture	and		In	In	In	In		Pension	Remuneration
Directors	Board	committee	committee	committee	committee	committee	committee	commissions	Fixed	cash	shares	cash	shares	Total	contribution	(6)	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	90	170	—	—	—	—	8	39	3,176	1,480	1,480	888	888	7,912	1,234	1,030	10,483	10,582
Mr José Antonio Álvarez Álvarez	90	170	—	—	—	—	—	34	2,541	989	989	593	593	5,705	1,050	1,596	8,645	8,893
Mr Rodrigo Echenique Gordillo	90	170	—	—	—	—	—	33	1,800	785	785	471	471	4,312	—	225	4,830	4,281
Mr Guillermo de la Dehesa Romero	120	170	—	25	25	20	—	81	—	—	—	—	—	—	—	—	441	473
Mr Bruce Carnegie-Brown	383	170	—	25	25	40	—	89	—	—	—	—	—	—	—	—	732	731
Mr Ignacio Benjumea Cabeza de Vaca	90	170	—	13	25	40	8	86	—	—	—	—	—	—	—	81	513	550
Mr Francisco Javier Botín-Sanz de Sautuola y O’Shea (1)	90	—	—	—	—	—	—	31	—	—	—	—	—	—	—	—	121	124
Ms Sol Daurella Comadrán	90	—	—	25	25	—	8	67	—	—	—	—	—	—	—	—	215	207
Mr Carlos Fernández González	90	—	40	25	25	—	—	86	—	—	—	—	—	—	—	—	266	285
Ms Esther Giménez-Salinas i Colomer	90	—	—	—	—	40	8	58	—	—	—	—	—	—	—	—	196	162
Ms Belén Romana García	160	85	40	—	—	40	8	81	—	—	—	—	—	—	—	—	414	297
Mr Juan Miguel Villar Mir	90	—	—	—	—	—	—	18	—	—	—	—	—	—	—	—	108	170
Ms Homaira Akbari	90	—	40	—	—	—	8	61	—	—	—	—	—	—	—	—	199	159
Mr Ramiro Mato García Ansorena (2)	115	170	40	—	—	40	8	77	—	—	—	—	—	—	—	—	450	36
Mr Alvaro Cardoso de Souza (3)	85	—	—	—	—	27	5	31	—	—	—	—	—	—	—	—	148	—
Mr Matías Rodríguez Inciarte (4)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,266
Ms Isabel Tocino Biscarolasaga (5)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	418
Total 2018	1,763	1,275	160	113	125	247	61	872	7,517	3,254	3,254	1,952	1,952	17,929	2,284	2,932	27,761	—
Total 2017	1,675	1,345	160	125	123	280	—	973	7,568	3,698	3,698	2,219	2,219	19,402	5,164	2,387	—	31,634

(1)    All the amounts received were repaid to the Fundación Marcelino Botín.

(2)    Director since 28 November 2017

(3)    Director since 23 March 2018

(4)    Ceased to be a member of the Board on 28 November, 2017. This table shows the remuneration information until his ceased as a member of the board. The remuneration information for his performance as executive vice president since November 28, 2017 is included in the corresponding section.

(5)    Ceased to be a member of the board on 28 November, 2017.

(6)    Includes committee chairmanship and other roles emoluments.

(7)    Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors as well as a fixed supplement approved as part of the benefit systems transformation of the Executive Directors Ms Ana Botín and Mr José Antonio Álvarez

Schedule summarising remuneration related to multi-annual variable objectives

	Thousand of euros
	2018			2017
	Variable subject to
	Long-term
	objectives(2)
	In cash	In shares	Total	Total (2)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	932	932	1,864	1,726
Mr. José Antonio Álvarez Álvarez	623	623	1,246	1,154
Mr. Rodrigo Echenique Gordillo	495	495	990	900
Mr. Matías Rodríguez Inciarte(1)	—	—	—	880
Total	2,050	2,050	4,100	4,660
(1)	Ceased to be a member of the board on November 28, 2017. The remuneration information for his performance as executive vice president is included in the corresponding section.
(2)

Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2022, 2023 and 2024, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established. The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. According to the design of the plan for 2018 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. It has been considered that the fair value is 70% of the maximum (see Note 47).

Schedule summarising remuneration related to welfare system

	Thousand of
	euros
	2018	2017
Ms Ana Botín-Sanz de Sautuola y O’Shea (1)	46,093	45,798
Mr José Antonio Álvarez Álvarez	16,630	16,151
Mr Rodrigo Echenique Gordillo (2)	13,614	13,957
Mr Matías Rodríguez Inciarte (3)	—	—
	76,337	75,906
(1)	Includes the amounts relating to the period of provision of services at Banesto, externalised with another insurance company.
(2)

Executive director since January 16, 2015 Mr. Rodrigo Echenique Gordillo doesn´t participate in the pension system and the right to the bank to make contributions in its favour in this regard. The amount at December 31, 2018 and 2017, corresponds to him prior to his appointment as executive director in January 2015.

(3)	Ceased to be a member of the Board on November 28, 2017, retained their pension rights as of December 31,, 2017 amounted to EUR 48,750 thousand.

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits

	Thousand of
	euros
	2018	2017
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,234	2,707
Mr José Antonio Álvarez Álvarez	1,050	2,456
	2,284	5,163

Schedule summarising remuneration related to life and disability insurance
	Insured capital
	(Thousand of euros)
	2018	2017
Ms. Ana Botín-Sanz de Sautuola y O’Shea	22,710	7,500
Mr. José Antonio Álvarez Álvarez	19,694	6,000
Mr. Rodrigo Echenique Gordillo	5,400	4,500
Mr. Matías Rodríguez Inciarte (1)	—	—
	47,804	18,000
(1)	Ceased to be member of the board on November 28, 2017. The insured capital at December 31, 2017 amounted to EUR 5,131 thousand.

Schedule summarising the cash paid for awards

	Thousand of euros
	2018		2017
		Cash		Cash paid
		paid		(one-third of
		(deferred		deferred
	Cash paid	payments from	Cash paid	payment
	(immediate	2016, 2015	(immediate	2015, 2014
	payment 2017	and	payment 2016	and
	variable	2014 variable	variable	2013 variable
	remuneration)	remuneration)	remuneration)	remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,370	947	1,205	825
Mr. José Antonio Álvarez Álvarez (1)	916	574	814	461
Mr. Rodrigo Echenique Gordillo	714	305	603	124
Mr. Matías Rodríguez Inciarte (2)	—	—	718	690
	3,000	1,826	3,339	2,099
(1)	Includes paid cash corresponding to his participation in the corresponding plans during the time as executive vice president.
(2)

Ceased to be a member of the Board on November 28, 2017. The cash paid corresponding to his variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president is included in Note 5.g.

Schedule summarising declaration of equity interests held by key personnel

		Number of
Administrator	Denomination	shares	Functions
Ms. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A. (1)	5,000,000	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	30,000	President (2)
	Lloyd’s of London Ltd	—	President (2)
Mr. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group (1)	17,500	—
			—
Mr. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
Mr. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Ms. Esther Giménez-Salinas i Colomer	Gawa Capital Partners, S.L.	—	Manager officer (2)
Mr. Ramiro Mato García-Ansorena	BNP Paribas, S.A.	13,806	—

(1)    Indirect ownership.

(2)    Non-executive.

Summary quantitative data about entity's exposure to risk [text block]

	Thousand of euros
	2018			2017
	Loans			Loans
	and			and
	credits	Guarantees	Total	credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	18	—	18	10	—	10
Mr. José Antonio Álvarez Álvarez	8	—	8	9	—	9
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Matías Rodríguez Inciarte (1)	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	29	—	29	22	—	22
Mr. Javier Botín-Sanz de Sautuola y O’Shea	15	—	15	17	—	17
Ms. Sol Daurella Comadran	53	—	53	27	—	27
Mr.Carlos Fernandez Gonzalez	12	—	12	—	—	—
Ms. Esther Gimenez-Salinas i Colomer	1	—	1	—	—	—
Mr. Ignacio Benjumea Cabeza de Vaca	—	—	—	—	—	—
Ms. Belén Romana García	21	—	21	3	—	3
Mr. Guillermo de la Dehesa Romero	21	—	21	—	—	—
	178	—	178	88	—	88

(1)    Ceased to be a board director on November 28, 2017. On December 31, 2017, to loans and credits amounted to EUR 13 thousand.

Directors | ILP
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

	Number of shares
	Approved
	maximum LTI		Final number
	amount (1)	Ratio	of shares
Ms Ana Botín-Sanz de Sautuola y O’Shea	187,070	65.67%	122,849
Mr José Antonio Álvarez Álvarez	126,279	65.67%	82,927
Mr Rodrigo Echenique Gordillo	93,540	65.67%	61,428
Total	406,889		267,204
(1)	91.50% of the maximum established benchmark approved at the AGM on March 27, 2015.

Directors | Deferred variable compensation plans
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

		Shares	Shares	Shares	Shares				Shares	Shares			Variable
	Maximum	delivered	delivered	delivered	delivered	Shares	Variable		delivered	delivered	Shares	Shares	remuneration	Maximum
	number of	in 2017	in 2017	in 2017	in 2017	arising from	remuneration	Maximum	in 2018	in 2018	delivered	delivered	2018	number
	shares to be	(immediate	(deferred	(deferred	(deferred	the capital	2017 (maximum	number	(immediate	(deferred	in, 2018 (deferred	in, 2018 (deferred	(maximum	of shares
	delivered at	payment 2016	payment 2014	payment 2013	payment 2012	increase of	number of	of shares to be	payment 2016	payment 2015	payment 2014	payment 2013	number of	to be delivered at
Share-based	January 1,	variable	variable	variable	variable	July	shares to be	delivered at	variable	variable	variable	variable	shares to be	December 31,
variable remuneration	2017	remuneration)	remuneration)	remuneration)	remuneration)	2017	delivered)	December 31, 2017	remuneration)	remuneration)	remuneration)	remuneration)	delivered) (1)	2018(4)
2013 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	33,120				(33,120)							—
Mr. José Antonio Álvarez Álvarez(2)	19,561				(19,561)							—
Mr. Matías Rodríguez Inciarte	34,547				(34,547)							—
	87,228				(87,228)							—
2014 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	121,630			(60,814)		905		61,721			—	(61,721)		—
Mr. José Antonio Álvarez Álvarez(2)	52,484			(26,242)		390		26,632			—	(26,632)		—
Mr. Matías Rodríguez Inciarte(3)	92,725			(46,363)		690		47,052			—	(47,052)		—
	266,839			(133,419)		1,985		135,405			—	(135,405)		—
2015 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	317,300		(63,460)			3,777		257,617		—	(64,404)			193,213
Mr. José Antonio Álvarez Álvarez (2)	210,914		(42,183)			2,511		171,242		—	(42,811)			128,431
Mr. Rodrigo Echenique Gordillo	156,233		(31,247)			1,860		126,846		—	(31,712)			95,134
Mr. Matías Rodríguez Inciarte	216,671		(43,334)			2,579		175,916		—	(43,979)			131,937
	901,118		(180,224)			10,727		731,621		—	(182,906)			548,715
2016 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea	592,043	(236,817)				5,286		360,512	—	(72,102)				288,410
Mr. José Antonio Álvarez Álvarez(2)	399,607	(159,843)				3,568		243,332	—	(48,667)				194,665
Mr. Rodrigo Echenique Gordillo	295,972	(118,389)				2,643		180,226	—	(36,046)				144,180
Mr. Matías Rodríguez Inciarte	352,455	(140,982)				3,147		214,620	—	(42,924)				171,696
	1,640,077	(656,031)				14,644		998,690	—	(199,739)				798,951
2017 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea							574,375	574,375	(229,750)				—	344,625
Mr. José Antonio Álvarez Álvarez (2)							384,118	384,118	(153,647)				—	230,471
Mr. Rodrigo Echenique Gordillo							299,346	299,346	(119,738)				—	179,608
Mr. Matías Rodríguez Inciarte(3)							292,771	292,771	(117,108)				—	175,662
							1,550,610	1,550,610	(620,243)				—	930,366
2018 variable remuneration
Ms. Ana Botín-Sanz Sautuola y O’Shea							—	—					860,865	860,865
Mr. José Antonio Álvarez Álvarez(2)							—	—					575,268	575,268
Mr. Rodrigo Echenique Gordillo							—	—					456,840	456,840
							—	—					1,892,973	1,892,973
(1)

For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

(2)	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.
(3)

Ceased to be a member of the Board on November 28, 2017. The shares corresponding to his variable remuneration between November 28, 2017 and January 2, 2018 as executive vice president are included in Note 5.g.

(4)

In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 106,113 shares arising from his participation in the corresponding plans during his term as executive vice president.

Current senior managers
Related party transactions key personnel
Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)

Thousand of euros
Short-term salaries and deferred remuneration
Variable
remuneration
			(bonus) -		Deferred
			Immediate		variable
			payment		remuneration
	Number of		In	In	In	In		Other
Year	persons	Fixed	cash	shares (2)	cash	shares	Pensions	remuneration (1)	Total (3)
2018	18	22,475	8,374	8,374	3,791	3,791	6,193	7,263	60,261
2017	19	17,847	8,879	8,879	4,052	4,052	13,511	7,348	64,568
(1)	Includes other remuneration items such as life insurance premiums and localization aids totalling EUR 1,641 thousand (2017: EUR 692 thousand).
(2)

The amount of the immediate payment in shares for 2018 relates to Santander shares 1,936,037 (2017: 1,430,143 Santander shares and 225,564 shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México.

(3)

Additionally, and as a result of the incorporation and compensation agreements of long-term and deferred compensation lost in previous jobs, compensations were agreed in 2017 for the amount of EUR 4,650 thousand and 648,457 shares of Banco Santander, S.A. These compensations are partially subject to deferral and / or recovery in certain cases.

Schedule summarising remuneration related to multi-annual variable objectives

	Thousand of euros
		Variable remuneration subject to long-term objectives (1)
Year	Number of people	Cash payment	Share payment	Total
2018	18	3,981	3,981	7,962
2017	19	4,255	4,255	8,510
(1)

Relates in 2018 with the fair value of the maximum annual amounts for years 2022, 2023 and 2024 of the third cycle of the deferred conditional variable remuneration plan (2021, 2022 and 2023 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2017).

Schedule summarising shares assigned for deferred variable remuneration plans

Maximum number of
shares to be delivered (1)	2018	2017

Deferred conditional variable remuneration plan (2014)	—	323,424
Deferred conditional variable remuneration plan (2015)	705,075	1,296,424
Performance shares plan ILP (2015)	515,456	1,050,087
Deferred conditional variable remuneration plan and linked to objectives (2016)	1,079,654	1,854,495
Deferred conditional variable remuneration plan and linked to objectives (2017)	1,434,047	1,779,302
Deferred conditional variable remuneration plan and linked to objectives (2018)	2,192,901	—
(1)

At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 66,339 shares.

Former directors of the bank
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Maximum number of shares to be delivered (1)	2018	2017
Deferred conditional variable remuneration plan (2014)	—	101,537
Deferred conditional variable remuneration plan (2015)	50,604	67,472
Plan performance shares (ILP 2015)	33,785	51,447
Deferred conditional variable remuneration plan (2016)	—	—

Number of shares delivered	2018	2017
Deferred conditional variable remuneration plan (2013)	—	80,718
Deferred conditional variable remuneration plan (2014)	101,537	100,049
Deferred conditional variable remuneration plan (2015)	16,868	16,621
Deferred conditional variable remuneration plan (2016)	—	—

(1)At the proposal of the remuneration committee, the board of directors approved adjusting the maximum number of shares to mitigate the dilutive effect of the capital increase with pre-emptive subscription rights of July 2017 as described in iv) below. The actions derived from this adjustment are 3,233 shares. At year-end 2018, the overall compliance of the 2015 LTI Plan was assessed by the Board at the 65.67%.

Executive vice presidents
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Number of shares delivered	2018	2017

Deferred conditional variable remuneration plan (2013)	—	226,766
Deferred conditional variable remuneration plan (2014)	248,963	318,690
Deferred conditional variable remuneration plan (2015)	261,109	349,725
Deferred conditional variable remuneration plan and linked to objectives (2016)	258,350	—